Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (136.7)	$ (91.0)	$ (55.3)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	111.5	116.0	119.6
Long-lived asset impairment charges	60.7	59.4	34.8
Loss on sale / receipt of property, plant, and equipment	0.0	4.7	0.0
Stock-based compensation	15.2	11.3	13.9
Provision for deferred taxes (benefit)	9.8	(26.6)	20.8
Other	(3.6)	(2.3)	(15.6)
Changes in assets and liabilities:
Accounts receivable	22.9	(1.6)	29.6
Inventories	8.4	(3.4)	(1.4)
Accounts receivable, affiliate	(8.0)	(2.3)	(80.3)
Accounts payable, affiliate	12.4	(53.7)	100.8
Prepaid and other current assets	(3.4)	(6.4)	(2.4)
Accounts payable and accrued liabilities	(0.4)	7.3	(18.6)
Income taxes payable	0.4	(8.0)	(0.5)
Pension and post-employment liabilities	4.6	(4.7)	(2.1)
Restructuring liabilities	(4.1)	(34.9)	(83.9)
Other	(11.4)	(14.1)	1.0
Net cash provided by (used in) operating activities	78.3	(50.3)	60.4
Cash flows from investing activities:
Capital expenditures	(106.3)	(94.4)	(101.0)
Notes receivable from affiliates		3.0	(12.7)
Disbursements made for notes receivable	(9.1)	0.0	0.0
Proceeds from deposit for investment distribution	35.0	0.0	0.0
Other	(2.6)	(1.3)	0.0
Net cash used in investing activities	(83.0)	(92.7)	(113.7)
Cash flows from financing activities:
Principal payments on long-term debt	(42.0)	(11.6)	(2.9)
Proceeds from long-term debt	38.5	210.0	0.0
Change in ordinary shares	(1.1)	0.0	0.0
Net principal payments on short-term borrowings	(0.7)	0.0	0.0
Proceeds from short-term borrowings	7.6	0.0	0.0
Deferred financing costs and original issuance discount	(0.4)	(12.1)	0.0
Net parent investment		(179.4)	4.0
Proceeds from issuance of ordinary shares	0.0	186.3	0.0
Net cash provided by financing activities	1.9	193.2	1.1
Effect of exchange rate changes on cash and cash equivalents	(1.9)	(2.8)	(10.2)
Net (decrease) increase in cash and cash equivalents	(4.7)	47.4	(62.4)
Cash and cash equivalents at beginning of period	88.2	40.8	103.2
Cash and cash equivalents at end of period	83.5	88.2	40.8
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	12.0	6.9	0.8
Income taxes paid, net	13.3	21.6	21.6
Supplemental schedule of non-cash investing and financing activities:
Accounts payable relieved for acquisition of fixed assets	$ 0.2	$ (3.2)	$ (6.3)